UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Road

Suite 120

Wayne, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

		Schedule of Investments
		December 31, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
339,224	Dorman Products, Inc. *	16,102,963
Consumer Services, Misc.
268,150	Stamps.com, Inc. *	29,391,921
Educational Services
281,850	Grand Canyon Education, Inc. *	11,307,822
552,042	Healthstream, Inc. *	12,144,924
Educational Services Total		23,452,746

Consumer Discretionary Sector Total		68,947,630	10.43%

Energy
Oil: Crude Producers
559,756	Matador Resources Co. *	11,066,376

Energy Sector Total		11,066,376	1.67%

Financial Services
Asset Management & Custodian
245,175	Westwood Holdings Group, Inc.	12,771,166
Financial Data & Systems
41,558	Morningstar, Inc.	3,341,679

Financial Services Sector Total		16,112,845	2.44%

Healthcare
Biotechnology
154,225	Ligand Pharmaceuticals, Inc. *	16,721,075
429,300	Repligen Corp. *	12,144,897
Bio-Technology		28,865,972
Healthcare Care Services
431,500	National Research Corp. Class-A	6,921,260
202,597	National Research Corp. Class-B	7,257,025
733,850	Omnicell, Inc. *	22,808,058
Healthcare Care Services Total		36,986,343
Healthcare Services
224,600	Medidata Solutions, Inc. *	11,070,534
Medical Equipment
216,900	Abaxis, Inc.	12,076,992
77,420	iRadimed Corp. *	2,170,083
Medical Equipment Total		14,247,075
Medical and Dental Instruments & Supplies
193,137	Align Technology, Inc. *	12,718,071
73,775	Bio-Techne Corp.	6,639,750
332,421	Cantel Medical Corp.	20,656,641
397,575	Neogen Corp. *	22,470,939
452,698	Vascular Solutions, Inc. *	15,568,284
Medical and Dental Instruments & Supplies Total		78,053,685

Healthcare Sector Total		169,223,609	25.59%

Materials & Processing
Building: Climate Control
794,000	AAON, Inc.	18,436,680
Building Materials
449,600	Simpson Manufacturing Co., Inc.	15,353,840
248,000	Trex Co., Inc. *	9,433,920
Building Materials Total		24,787,760
Chemicals: Specialty
217,950	Balchem Corp. Class-B	13,251,360

Materials & Processing Sector Total		56,475,800	8.54%

Producer Durables
Back Office Support HR & Consulting
246,000	Advisory Board Co. *	12,204,060
67,000	Costar Group, Inc. *	13,848,230
Back Office Support HR &Consulting Total		26,052,290
Commercial Services: Rental & Leasing
295,900	Mobile Mini, Inc.	9,211,367
Diversified Manufacturing Operations
161,300	Raven Industries, Inc.	2,516,280
Environmental, Maintenance & Security Services
402,400	Healthcare Services Group, Inc.	14,031,688
449,643	Rollins, Inc.	11,645,754
Environmental, Maintenance & Security Services Total		25,677,442
Machinery: Industrial
260,975	Proto Labs, Inc. *	16,621,498
Scientific Instruments: Control & Filter
468,825	Sun Hydraulics Corp.	14,875,817
Scientific Instruments: Gauges & Meters
172,097	Mesa Laboratories, Inc.	17,123,652

Producer Durables Sector Total		112,078,346	16.95%

Services
Business Services
4,100	WageWorks, Inc. *	186,017
Management Services
252,500	Exponent, Inc.	12,612,375

Services Sector Total		12,798,392	1.94%

Technology
Computer Services Software & Systems
715,815	ACI Worldwide, Inc. *	15,318,441
317,368	Blackbaud, Inc.	20,901,856
728,155	Bottomline Technologies, Inc. *	21,648,048
640,746	EXA Corp. *	7,439,061
351,350	Fleetmatics Group PLC (Ireland) *	17,845,066
725,600	NIC, Inc.	14,279,808
626,362	Pros Holdings, Inc. *	14,431,380
313,800	SPS Commerce, Inc. *	22,031,898
121,725	Tyler Technologies, Inc. *	21,219,102
Computer Services Software & Systems Total		155,114,660
Electronic Components
128,025	NVE Corp.	7,192,444
175,050	Rogers Corp. *	9,027,329
Electronic Components Total		16,219,773

Technology Sector Total		171,334,433	25.91%

TOTAL COMMON STOCKS
	(Cost $398,795,671)	618,037,431	93.46%

SHORT-TERM INVESTMENTS
28,572,795	UMB Bank Money Market Fiduciary (Cost $28,572,795) 0.01% **	28,572,795	4.32%

TOTAL INVESTMENTS
	(Cost $427,368,466) ***	646,610,226	97.79%

	Other Assets Less Liabilities	14,645,970	2.21%

	TOTAL NET ASSETS	$661,256,196	100.00%

* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2015.

*** At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $427,368,466 amounted to $219,241,760 which consisted of aggregate gross unrealized appreciation of $225,692,746 and aggregate gross unrealized depreciation of $6,450,986.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2015 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $427,368,466 amounted to $219,241,760 which consisted of aggregate gross unrealized appreciation of $225,692,746 and aggregate gross unrealized depreciation of $6,450,986.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$618,037,431	$0	$0	$618,037,431
Cash Equivalents	$28,572,795	$0	$0	$28,572,795
Total	$646,610,226	$0	$0	$646,610,226

CONESTOGA SMID CAP FUND

		Schedule of Investments
		December 31, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Auto Parts
10,845	Dorman Products, Inc. *	514,812
24,105	Gentex Corp.	385,921
Auto Parts Total		900,733
Educational Services
3,100	Bright Horizons Family Solutions, Inc. *	207,080
12,435	Grand Canyon Education, Inc.	498,892
15,425	Healthstream, Inc. *	339,350
Educational Services Total		1,045,322
Recreational Vehicles & Boats
3,380	Polaris Industries, Inc.	290,511

Consumer Discretionary Sector Total		2,236,566	11.75%

Energy
Oil: Crude Producers
4,675	SM Energy Co.	91,911
Oil Well Equipment & Services
3,125	Core Laboratories NV	339,813

Energy Sector Total		431,724	2.27%

Financial Services
Financial Data & Systems
1,720	Morningstar, Inc.	142,326
Insurance: Multi-Line
670	Markel Corp. *	591,845

Financial Services Sector Total		734,171	3.86%

Healthcare
Bio-Technology Research & Production
3,035	Ligand Pharmaceuticals, Inc. *	329,055
12,000	Repligen Corp. *	339,480
		668,535
Healthcare Care Services
15,625	Omnicell, Inc. *	485,625
Healthcare Services
6,105	Medidata Solutions, Inc. *	300,915
Medical Equipment
4,675	Abaxis, Inc.	260,304
Medical and Dental Instruments and Supplies
6,310	Align Technology, Inc. *	415,514
4,600	Bio-Techne Corp.	414,000
8,435	Neogen Corp. *	476,746
5,500	Vascular Solutions, Inc. *	189,145
Medical and Dental Instruments and Supplies Total		1,495,405

Healthcare Sector Total		3,210,784	16.87%

Materials & Processing
Building: Climate Control
16,225	AAON, Inc.	376,745
Building Materials
10,915	Simpson Manufacturing Co., Inc.	372,747
7,700	Trex Co., Inc. *	292,908
Building Materials Total		665,655
Chemicals: Specialty
6,800	Balchem Corp., Class-B	413,440

Materials & Processing Sector Total		1,455,840	7.65%

Producer Durables
Aerospace
7,575	Heico Corp.	372,690
Back Office Support HR & Consulting
10,950	Advisory Board Co. *	543,230
12,440	Copart, Inc. *	472,844
3,715	Costar Group, Inc. *	767,853
5,800	IHS, Inc., Class-A *	686,894
Back Office Support HR & Consulting Total		2,470,821
Commercial Services: Rental & Leasing
10,685	Mobile Mini, Inc.	332,624
Diversified Manufacturing Operations
10,900	Raven Industries, Inc.	170,040
Environmental Maint & Security Service
18,527	Rollins, Inc.	479,849
Machinery: Industrial
6,895	Proto Labs, Inc. *	439,142
5,940	Westinghouse Air Brake Technologies Corp.	422,453
Machinery: Industrial Total		861,595
Machinery: Specialty
6,020	Graco, Inc.	433,861
Scientific Instruments: Control & Filter
8,850	Donaldson Co., Inc.	253,641
4,790	Sun Hydraulics Corp.	151,987
Scientific Instruments & Services Total		405,628
Scientific Instruments: Electric
2,925	Smith AO Corp.	224,084

Producer Durables Sector Total		5,751,192	30.22%

Technology
Computer Services Software & Systems
19,925	ACI Worldwide, Inc. *	426,395
6,495	Ansys, Inc. *	600,787
7,995	BlackBaud, Inc.	526,551
17,895	Bottomline Technologies, Inc. *	532,018
8,705	Fleetmatics Group PLC (Ireland) *	442,127
3,600	Guidewire Software, Inc. *	216,576
15,600	NIC, Inc.	307,008
21,055	Pro Holdings, Inc. *	485,107
6,160	SPS Commerce, Inc. *	432,494
3,560	Tyler Technologies, Inc. *	620,579
Computer Services Software & Systems Total		4,589,642
Electronic Components
6,725	Rogers Corp. *	346,808
Electronics
3,855	IPG Photonics Corp. *	343,712

Technology Sector Total		5,280,162	27.75%

TOTAL COMMON STOCKS
	(Cost $18,822,110)	19,100,439	100.37%

TOTAL INVESTMENTS
	(Cost $18,822,110) ***	19,100,439	100.37%

	Liabilities in Excess of Other Assets	(70,297)	-0.37%

	TOTAL NET ASSETS	$19,030,142	100.00%

* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2015.

*** At December 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,100,439 amounted to $278,329 which consisted of aggregate gross unrealized appreciation of $1,735,204 and aggregate gross unrealized depreciation of $1,456,874.

NOTES TO FINANCIAL STATEMENTS
Conestoga SMid Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $19,100,439 amounted to $278,329 which consisted of aggregate gross unrealized appreciation of $1,735,204 and aggregate gross unrealized depreciation of $1,456,874.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,100,439	$0	$0	$19,100,439
Total	$19,100,439	$0	$0	$19,100,439

INSTITUTIONAL ADVISORS LARGECAP FUND

		Schedule of Investments
		December 31, 2015 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

Consumer Discretionary
Distributors
25,284	Genuine Parts Co.	2,171,643
Hotels, Restaurants & Leisure
17,516	McDonald's Corp.	2,069,340
Multiline Retail
36,024	Macy's, Inc.	1,260,120
Specialty Retail
32,270	The TJX Co., Inc.	2,288,266
Textiles, Apparel & Luxury Goods
23,720	VF Corp.	1,476,570

	Consumer Discretionary Sector Total	9,265,939	14.68%

Consumer Staples
Beverages
14,441	Dr. Pepper Snapple Group, Inc.	1,345,901
21,426	PepsiCo, Inc.	2,140,886
Beverages Total		3,486,787
Food Products
20,071	McCormick & Co.	1,717,275
Food & Staples Retailing
21,114	Walgreens Boots Alliance, Inc.	1,798,068
Household Products
30,915	Colgate Palmolive Co.	2,059,557

	Consumer Staples Sector Total	9,061,687	14.35%

Energy
Energy Equipment & Services
13,815	Schlumberger, Ltd.	963,596
Oil, Gas & Consumable Fuels
11,730	Exxon Mobil Corp.	914,354

	Energy Sector Total	1,877,950	2.97%

Financials
Banks
58,649	US Bancorp.	2,502,553
Capital Markets
38,943	Franklin Resources, Inc.	1,433,881
Consumer Finance
35,085	Discover Financial Services	1,881,258
Insurance
41,080	Marsh & McLennan Companies, Inc.	2,277,886
18,768	Torchmark Corp.	1,072,779
Insurance Total		3,350,665

	Financials Sector Total	9,168,357	14.52%

Health Care
Biotechnology
17,047	Gilead Sciences, Inc.	1,724,986
Health Care Equipment & Supplies
15,640	Varian Medical Systems, Inc. *	1,263,712
Health Care Providers & Services
10,062	McKesson Corp.	1,984,528
16,161	UnitedHealth Group, Inc.	1,901,180
Health Care Providers & Services Total		3,885,708
Pharmaceuticals
20,280	Johnson & Johnson	2,083,162

	Health Care Sector Total	8,957,568	14.19%

Industrials
Aerospace & Defense
16,891	Raytheon Co.	2,103,436
14,806	United Technologies Corp.	1,422,412
Aerospace & Defense Total		3,525,848
Air Freight & Logistics
23,095	C.H. Robinson Worldwide, Inc.	1,432,352
Machinery
25,597	Dover Corp.	1,569,352
Road & Rail
17,725	Union Pacific Corp.	1,386,095

	Industrials Sector Total	7,913,647	12.53%

Information Technology
Communications Equipment
73,246	Cisco Systems, Inc.	1,989,361
20,175	Qualcomm, Inc	1,008,548
Communications Equipment Total		2,997,909
Electronic Equipment, Instruments & Components
26,327	TE Connectivity, Ltd.	1,700,987
Semiconductors & Semiconductor Equipment
63,289	Intel Corp.	2,180,306
Software
51,246	Microsoft Corp.	2,843,128
51,090	Oracle Corp.	1,866,318
Software Total		4,709,446
Technology Hardware, Storage & Peripherals
21,843	Apple, Inc.	2,299,194

	Information Technology Sector Total	13,887,842	22.00%

Materials
Containers & Packaging
31,436	Ball Corp.	2,286,340

	Materials Sector Total	2,286,340	3.62%

TOTAL COMMON STOCKS
	(Cost $43,639,916)	62,419,330	98.86%

SHORT-TERM INVESTMENTS
666,503	UMB Bank Money Market Fiduciary 0.01% (Cost $666,503) **	666,503	1.06%

TOTAL INVESTMENTS
	(Cost $44,306,418) ***	63,085,833	99.92%

	Other Assets Less Liabilities	52,579	0.08%

	TOTAL NET ASSETS	63,138,412	100.00%

* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2015.

*** At December 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $44,306,418 amounted to $18,779,415 which consisted of aggregate gross unrealized appreciation of $20,359,411 and aggregate gross unrealized depreciation of $1,579,996.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2015 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $44,306,418 amounted to $18,779,415 which consisted of aggregate gross unrealized appreciation of $20,359,411 and aggregate gross unrealized depreciation of $1,579,996.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents information about the Fund’s assets measured at fair value as of December 31, 2015 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$62,419,330	$0	$0	$62,419,330
Cash Equivalents	$666,503	$0	$0	$666,503
Total	$63,085,833	$0	$0	$63,085,833

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date: February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date: February 23, 2016

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date: February 23, 2016

* Print the name and title of each signing officer under his or her signature.